Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the “Company”)

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Capital Real Estate Inc., Barclays Commercial Mortgage Securities LLC, Barclays Bank PLC, Goldman Sachs Bank USA, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series

2019-B3B4 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations. We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of July 6, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	MFTII 2019-B3B4 Accounting Tape Final.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Non-Consolidation Opinion” refers to the signed non-consolidation opinion.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Tenant Lease” refers to the signed tenant lease agreement, and/or any riders thereof.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From May 28, 2019 through June 19, 2019 the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided” or “Not Applicable”, in Exhibit A.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non- Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

June 19, 2019

Washington, D.C.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4

Exhibits

Exhibit A -Specified Attributes

Exhibit B -Recalculated Attributes

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
1	Loan	None - Company Provided	None
2	% of deal	Recalculation	None
3	Loan/Prop.	None - Company Provided	None
4	No. of Props	None - Company Provided	None
5	Seller	None - Company Provided	None
6	Originator	Loan Agreement	None
7	Property Name	None - Company Provided	None
8	Property Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	Zip Code	Appraisal Report	None
12	County	Appraisal Report	None
13	Property Type	Appraisal Report	None
14	Property Type Code	Appraisal Report	None
15	Property Subtype	Appraisal Report	None
16	Total SF/Units	Underwriting File	None
17	Unit of Measure	Underwriting File	None
18	Net Rentable Square Feet Number	Underwriting File	None
19	Net Rentable Square Feet Securitization Number	Underwriting File	None
20	Units Beds Rooms Number	Not Applicable*	None
21	Units Beds Rooms Securitization Number	Not Applicable*	None
22	Year Built	Appraisal Report	None
23	Year Renovated	Appraisal Report	None
24	Environmental Report Type	Environmental Report	None
25	Environmental Report Date	Environmental Report	None
26	Phase II Recommended	Environmental Report	None
27	Phase II Performed	Environmental Report	None
28	Engineering Report Date	Engineering Report	None
29	Seismic Report Date	Seismic Report	None
30	Seismic Zone	Seismic Report	None
31	PML (%)	Seismic Report	None
32	Environmental Insurance	Insurance Summary	None
33	Earthquake Insurance	Insurance Summary	None
34	Blanket Insurance Policy (Y/N)	Insurance Summary	None
35	Loan Purpose	Closing Statement	None
36	Appraised Value	Appraisal Report	None
37	Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal Report	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
38	Appraised Cap Rate (%)	Appraisal Report	None
39	Appraisal Date	Appraisal Report	None
40	As-is Appraised Value	Appraisal Report	None
41	As-is Date of Valuation	Appraisal Report	None
42	Appraiser Designation	Appraisal Report	None
43	Appraisal FIRREA (Y/N)	Appraisal Report	None
44	Mortgage Loan Original Balance	Loan Agreement	None
45	Mortgage Loan Cut-off Date Balance	Recalculation	$1.00
46	Trust A Notes Original Balance	Promissory Note	None
47	Trust A Notes Cut-off Balance	Recalculation	$1.00
48	Trust B Notes Original Balance	Promissory Note	None
49	Trust B Notes Cut-off Balance	Recalculation	$1.00
50	Trust Loan Original Balance	Loan Agreement	None
51	Trust Loan Cut-off Date Balance	Recalculation	$1.00
52	Senior Pari Passu Non-Trust Notes Original Balance	Promissory Note	None
53	Senior Pari Passu Non-Trust Notes Cut-off Balance	Recalculation	$1.00
54	Senior Pari Passu Non-Trust Notes Description	Promissory Note	None
55	Mortgage Loan Interest Rate	Loan Agreement	None
56	Administrative Fee	Fee Schedule	None
57	Net Mortgage Loan Interest Rate	Recalculation	None
58	Mortgage Loan Monthly Payment	Recalculation	$1.00
59	Mortgage Loan Annual Debt Service	Recalculation	$1.00
60	Addit Debt Permitted (Y/N)	Loan Agreement	None
61	Type of Addit Debt Permitted	Loan Agreement	None
62	Addit Debt Exist (Y/N)	Mezzanine Loan Agreement	None
63	Additional Debt Type(s)	Mezzanine Loan Agreement	None
64	Total Additional Debt Original Balance	Mezzanine Loan Agreement	None
65	Total Additional Debt Cut-off Date Balance	Recalculation	$1.00
66	Total Additional Debt Maturity Balance	Recalculation	$1.00

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
67	Additional Debt Interest Rate	Mezzanine Loan Agreement	None
68	Additional Debt Annual Debt Service	Recalculation	$1.00
69	Total Original Debt Balance(Pari + B-note + Mezz)	Recalculation	None
70	Total Cut-off Date DebtBalance (Pari + B-note + Mezz)	Recalculation	$1.00
71	Total Debt Maturity Balance(Pari + B-note + Mezz)	Recalculation	$1.00
72	Total Debt (Mortgage + B- Note + Mezz) Annual Debt Service	Recalculation	$1.00
73	Total Debt Interest Rate (%)	Recalculation	None
74	Original Interest Rate Type Code	Loan Agreement	None
75	Amortization Type	Loan Agreement	None
76	Payment Type Code	Loan Agreement	None
77	Payment Frequency Code	Loan Agreement	None
78	Accrual Type	Loan Agreement	None
79	Interest Accrual Method Code	Loan Agreement	None
80	Annual Debt Service	Recalculation	$1.00
81	Monthly Debt Service	Recalculation	$1.00
82	I/O Period	Loan Agreement	None
83	Term	Loan Agreement	None
84	Rem. Term	Recalculation	None
85	Amort. Term	Not Applicable*	None
86	Rem. Amort.	Not Applicable*	None
87	Seasoning	Recalculation	None
88	CutOff Date	None - Company Provided	None
89	Payment Date	Loan Agreement	None
90	Grace Period (Late Payment)	Loan Agreement	None
91	Grace Period (Default)	Loan Agreement	None
92	Note Date	Loan Agreement	None
93	First Payment Date	Loan Agreement	None
94	ARD (Y/N)	Loan Agreement	None
95	Maturity/ARD Date	Loan Agreement	None
96	Final Mat Date	Loan Agreement	None
97	ARD Step Up (%)	Loan Agreement	None
98	Post-ARD Hyper Am?(Yes/No)	Loan Agreement	None
99	Partial IO Last IO Payment	Not Applicable*	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
100	Partial IO Loan First P&I Payment	Not Applicable*	None
101	Call Protection Description	Loan Agreement	None
102	Lockout End Date	Loan Agreement	None
103	Defeasance Allowed	Loan Agreement	None
104	Defeasance Summary	Loan Agreement	None
105	Prepayment / Defeasance Begin Date	Loan Agreement	None
106	Prepayment / Defeasance End Date	Loan Agreement	None
107	Yield Maint. Allowed	Loan Agreement	None
108	Yield Maint. Provision	Loan Agreement	None
109	Yield Maintenance Index	Loan Agreement	None
110	Yield Maintenance Discount	Loan Agreement	None
111	Yield Maintenance Margin	Loan Agreement	None
112	Yield Maintenance Calculation Method	Loan Agreement	None
113	Original Lockout	Loan Agreement	None
114	Prepayment Lockout/Defeasance End Date (AL)	Recalculation	None
115	Lockout Remaining	Recalculation	None
116	Defeasance Option Start Date	Loan Agreement	None
117	Remaining Defeasance Payments	Recalculation	None
118	Prepayment Premiums End Date	Recalculation	None
119	Yield Maint. End Date	Recalculation	None
120	Remaining Yield Maintenance Payments	Recalculation	None
121	Defeased Status Code	Loan Agreement	None
122	Open Payments	Loan Agreement	None
123	Original String	Recalculation	None
124	Open Period Begin Date	Loan Agreement	None
125	Partial Release Permitted(Y/N)	Loan Agreement	None
126	Partial Release Provisions	Loan Agreement	None
127	Current Occupancy	Underwriting File	None
128	Current Occupancy Date	Underwriting File	None
129	Most Recent Occupancy	Underwriting File	None
130	Most Recent Occupancy Date	Underwriting File	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
131	Second Most Recent Occupancy	Underwriting File	None
132	Second Most Recent Occupancy Date	Underwriting File	None
133	Third Most Recent Occupancy	Underwriting File	None
134	Third Most Recent Occupancy Date	Underwriting File	None
135	2016 Revenues	Underwriting File	$1.00
136	2016 Total Expenses	Underwriting File	$1.00
137	2016 NOI	Underwriting File	$1.00
138	2017 Revenues	Underwriting File	$1.00
139	2017 Total Expenses	Underwriting File	$1.00
140	2017 NOI	Underwriting File	$1.00
141	2018 Revenues	Underwriting File	$1.00
142	2018 Total Expenses	Underwriting File	$1.00
143	2018 NOI	Underwriting File	$1.00
144	Most Recent Revenues	Underwriting File	$1.00
145	Most Recent Expenses	Underwriting File	$1.00
146	Most Recent NOI	Underwriting File	$1.00
147	Most Recent Net Cash Flow Amount	Underwriting File	$1.00
148	As of	Underwriting File	None
149	Most Recent Financials Start Date	Underwriting File	None
150	UW Revenues	Underwriting File	$1.00
151	UW Total Expenses	Underwriting File	$1.00
152	UW NOI	Underwriting File	$1.00
153	UW Capital Items	Underwriting File	$1.00
154	UW NCF	Underwriting File	$1.00
155	U/W Economic Occupancy	Underwriting File	None
156	Cutoff LTV (%)	Recalculation	0.1%
157	Maturity LTV (%)	Recalculation	0.1%
158	UW NOI DSCR	Recalculation	0.01x
159	UW NCF DSCR	Recalculation	0.01x
160	Underwritten NOI Debt Yield	Recalculation	0.1%
161	Underwritten NCF Debt Yield	Recalculation	0.1%
162	Total Debt NOI DSCR	Recalculation	0.01x
163	Total Debt NCF DSCR	Recalculation	0.01x
164	Total Debt NOI DY	Recalculation	0.1%
165	Total Debt NCF DY	Recalculation	0.1%
166	Total Debt CUT_OFF_LTV	Recalculation	0.1%

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
167	Total Debt MAT_LTV	Recalculation	0.1%
168	Total Debt Per Unit	Recalculation	$1.00
169	Loan Structure Code	Loan Agreement	None
170	Single Tenant	Underwriting File	None
171	Largest Tenant	Underwriting File	None
172	AL_Largest Tenant	Underwriting File	None
173	Unit Size	Underwriting File	None
174	Lease Expiration	Tenant Lease	None
175	2nd Largest Tenant	Not Applicable*	None
176	AL_Second Largest Tenant	Not Applicable*	None
177	2nd Largest Tenant Unit Size	Not Applicable*	None
178	2nd Largest Tenant Lease Expiration	Not Applicable*	None
179	3rd Largest Tenant	Not Applicable*	None
180	AL_Third Largest Tenant	Not Applicable*	None
181	3rd Largest Tenant Unit Size	Not Applicable*	None
182	3rd Largest Tenant Lease Expiration	Not Applicable*	None
183	4th Largest Tenant	Not Applicable*	None
184	4th Largest Tenant Unit Size	Not Applicable*	None
185	4th Largest Tenant Lease Expiration	Not Applicable*	None
186	5th Largest Tenant	Not Applicable*	None
187	5th Largest Tenant Unit Size	Not Applicable*	None
188	5th Largest Tenant Lease Expiration	Not Applicable*	None
189	Master Lease (Y/N)	Not Applicable*	None
190	Master Lease Details	Not Applicable*	None
191	Title Type	Title Policy	None
192	Lien Position Securitization Code	Title Policy	None
193	Ground Lease Expiration	Not Applicable*	None
194	Ground Lease Extension Options	Not Applicable*	None
195	Ground Lease Fully Extended Expiration	Not Applicable*	None
196	Annual Ground Lease Payment	Not Applicable*	None
197	Ground Lease Escalation Terms	Not Applicable*	None
198	Due on Sale	Loan Agreement	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
199	Due on Encumbrance	Loan Agreement	None
200	Crossed Loan	Loan Agreement	None
201	Related Borrower	Loan Agreement	None
202	Borrower Name	Loan Agreement	None
203	Single Purpose Entity (Yes/No)	Loan Agreement	None
204	Recycled SPE (Yes/No)	Loan Agreement	None
205	SPE State	Loan Agreement	None
206	Non Consolidation Opinion(Yes/No)	Non-Consolidation Opinion	None
207	Number of Independent Directors	Loan Agreement	None
208	TIC Borrower? (Yes/No)	Loan Agreement	None
209	Delaware LLC or LP? (Yes/No)	Loan Agreement	None
210	Delaware Statutory Trust? (Yes/No)	Loan Agreement	None
211	Tenant-in-Common	Loan Agreement	None
212	Sponsor	Loan Agreement	None
213	Carve-out Guarantor	Guaranty Agreement	None
214	Warm Body Guarantor(Yes/No)	Guaranty Agreement	None
215	Property Manager	Management Agreement	None
216	Hotel Franchise Flag	Not Applicable*	None
217	Franchise Agreement Expiration	Not Applicable*	None
218	Lockbox (Y/N)	Loan Agreement	None
219	Lockbox In-place	Loan Agreement	None
220	Lockbox Type	Loan Agreement	None
221	Cash Management	Loan Agreement	None
222	Lockbox Trigger	Loan Agreement	None
223	Upfront CapEx Reserve	Loan Agreement, Closing Statement	$1.00
224	Monthly Capex Reserve	Loan Agreement, Closing Statement	$1.00
225	Capex Escrow Cash or LOC	Loan Agreement, Closing Statement	None
226	CapEx Reserve Cap	Loan Agreement	$1.00
227	Upfront Eng. Reserve	Loan Agreement, Closing Statement	$1.00
228	Upfront Envir. Reserve	Loan Agreement, Closing Statement	$1.00

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
229	Monthly Envir. Reserve	Loan Agreement, Closing Statement	$1.00
230	Envir. Escrow Cash or LOC	Loan Agreement, Closing Statement	None
231	Envir. Reserve Cap	Loan Agreement	$1.00
232	Upfront TI/LC Reserve	Loan Agreement, Closing Statement	$1.00
233	Monthly TI/LC Reserve	Loan Agreement, Closing Statement	$1.00
234	TI/LC Reserve Cash or LOC	Loan Agreement, Closing Statement	None
235	TI/LC Reserve Cap	Loan Agreement	$1.00
236	Upfront RE Tax Reserve	Loan Agreement, Closing Statement	$1.00
237	Monthly RE Tax Reserve	Loan Agreement, Closing Statement	$1.00
238	RE Tax Escrow Cash or LOC	Loan Agreement, Closing Statement	None
239	RE Tax Reserve Cap	Loan Agreement	$1.00
240	Upfront Ins. Reserve	Loan Agreement, Closing Statement	$1.00
241	Monthly Ins. Reserve	Loan Agreement, Closing Statement	$1.00
242	Insurance Escrow Cash or LOC	Loan Agreement, Closing Statement	None
243	Insur. Reserve Cap	Loan Agreement	$1.00
244	Upfront Debt Service Reserve	Loan Agreement, Closing Statement	$1.00
245	Monthly Debt Service Reserve	Loan Agreement, Closing Statement	$1.00
246	Debt Service Reserve Cash or LOC	Loan Agreement, Closing Statement	None
247	Debt Service Reserve Cap	Loan Agreement	$1.00
248	Upfront Other Reserve	Loan Agreement, Closing Statement	$1.00
249	Upfront Other Description	Loan Agreement, Closing Statement	None
250	Monthly Other Reserve	Loan Agreement, Closing Statement	$1.00
251	Other Monthly Description	Loan Agreement, Closing Statement	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit A

Specified Attributes

#	Specified Attribute	Source Document	Tolerance Level
252	Other Reserve Cash or LOC	Loan Agreement, Closing Statement	None
253	Other Reserve Cap	Loan Agreement	$1.00
254	Holdback	Not Applicable*	None
255	Holdback Amt	Not Applicable*	None
256	Holdback Desc.	Not Applicable*	None
257	Letter of Credit	Not Applicable*	None
258	Description of LOC	Not Applicable*	None
259	Counterparty of LOCs	Not Applicable*	None
260	2016 Hotel Occupancy	Not Applicable*	None
261	2016 Hotel ADR	Not Applicable*	None
262	2016 Hotel RevPAR	Not Applicable*	None
263	2017 Hotel Occupancy	Not Applicable*	None
264	2017 Hotel ADR	Not Applicable*	None
265	2017 Hotel RevPAR	Not Applicable*	None
266	2018 Hotel Occupancy	Not Applicable*	None
267	2018 Hotel ADR	Not Applicable*	None
268	2018 Hotel RevPAR	Not Applicable*	None
269	Most Recent Occupancy % (Hotel Only)	Not Applicable*	None
270	Most Recent ADR	Not Applicable*	None
271	Most Recent RevPAR	Not Applicable*	None
272	UW Occupancy %	Not Applicable*	None
273	UW ADR	Not Applicable*	None
274	UW RevPAR	Not Applicable*	None
275	Mortgage Assumable?	Loan Agreement	None
276	Assumption Fee	Loan Agreement	None
277	Condominium Present?	Loan Agreement	None
278	Previous Securitization	Trepp	None

*-	This Specified Attribute is Not Applicable, therefore we were instructed by the Company to not perform any procedures on this Specified Attribute. The associated field is either not populated or populated with NAP in the Final Data File.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit B

Recalculated Attributes

#	Specified Attribute	Recalculation	Tolerance Levels
2	% of deal	Quotient of (i) Trust Loan Cut-off Date Balance and (ii) the aggregate Trust Loan Cut-off Date Balance.	None
45	Mortgage Loan Cut-off Date Balance	Set equal to Mortgage Loan Original Balance.	$1.00
47	Trust A Notes Cut-off Balance	Set equal to Trust A Notes Original Balance.	$1.00
49	Trust B Notes Cut-off Balance	Set equal to Trust B Notes Original Balance.	$1.00
51	Trust Loan Cut-off Date Balance	Set equal to Trust Loan Original Balance.	$1.00
53	Senior Pari Passu Non-Trust Notes Cut-off Balance	Set equal to Senior Pari Passu Non-Trust Notes Original Balance.	$1.00
57	Net Mortgage Loan Interest Rate	Difference between (i) Mortgage Loan Interest Rate and (ii) Administrative Fee.	None
58	Mortgage Loan Monthly Payment	Quotient of (i) Mortgage Loan Annual Debt Service and (ii) 12.	$1.00
59	Mortgage Loan Annual Debt Service	Product of the (i) Mortgage Loan Original Balance, (ii) Mortgage Loan Interest Rate, and (iii) Accrual Type (365/360).	$1.00
65	Total Additional Debt Cut-off Date Balance	Set equal to the Total Additional Debt Original Balance.	$1.00
66	Total Additional Debt Maturity Balance	Set equal to the Total Additional Debt Original Balance.	$1.00
68	Additional Debt Annual Debt Service	Product of the (i) Total Additional Debt Original Balance, (ii) Additional Debt Interest Rate, and (iii) Accrual Type (365/360).	$1.00
69	Total Original Debt Balance(Pari + B-note + Mezz)	Sum of (i) Mortgage Loan Original Balance, and (ii) Total Additional Debt Original Balance.	None
70	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Set equal to Total Original Debt Balance (Pari + B-note + Mezz).	$1.00
71	Total Debt Maturity Balance(Pari + B-note + Mezz)	Set equal to Total Original Debt Balance (Pari + B-note + Mezz).	$1.00

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit B

Recalculated Attributes

#	Specified Attribute	Recalculation	Tolerance Levels

72	Total Debt (Mortgage + B- Note + Mezz) Annual Debt Service	Sum of (i) Mortgage Loan Annual Debt Service and (ii) Additional Debt Annual Debt Service.	$1.00
73	Total Debt Interest Rate (%)	The quotient of: (i) the sum of:(a) the product of:(1) Total Additional Debt Cut-off Date Balance; and(2) Additional Debt Interest Rate; and(b) the product of:(1) Mortgage Loan Cut-off Date Balance; and(2) Mortgage Loan Interest Rate; and(ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).	None
80	Annual Debt Service	Product of the (i) Trust Loan Original Balance, (ii) Mortgage Loan Interest Rate, and (iii) Accrual Type (365/360).	$1.00
81	Monthly Debt Service	Quotient of (i) Annual Debt Service and (ii) 12.	$1.00
84	Rem. Term	Difference between (i) Term and(ii) Seasoning.	None
87	Seasoning	Set equal to zero.	None
114	Prepayment Lockout/Defeasance End Date (AL)	Difference between (i) Open Period Begin Date and (ii) 1 day.	None
115	Lockout Remaining	Difference between (i) Original Lockout and (ii) Seasoning.	None
117	Remaining Defeasance Payments	Count of the number of monthly payment dates, from and inclusive of (i) Prepayment / Defeasance Begin Date and (ii) Open Period Begin Date.	None
118	Prepayment Premiums End Date	Difference between (i) Open Period Begin Date and (ii) 1 day.	None
119	Yield Maint. End Date	Difference between (i) Open Period Begin Date and (ii) 1 day.	None

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit B

Recalculated Attributes

#	Specified Attribute	Recalculation	Tolerance Levels
120	Remaining Yield Maintenance Payments	Count of the number of monthly payment dates, from and inclusive of (i) Lockout End Date and (ii) Open Period Begin Date.	None
123	Original String	Count of the number of monthly payment dates, from and inclusive of (a) (i) First Payment Date and (ii) Lockout End Date (b) (i) Prepayment / Defeasance Begin Date and (ii) Prepayment / Defeasance End Date (c) (i) Prepayment / Defeasance Begin Date and (ii) Yield Maint. End Date (d) (i) Open Period Begin Date and (ii) Maturity/ARD Date.	None
156	Cutoff LTV (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Appraised Value.	0.1%
157	Maturity LTV (%)	Quotient of (i) Mortgage Loan Maturity Balance and (ii) Appraised Value.	0.1%
158	UW NOI DSCR	Quotient of (i) UW NOI and (ii) Mortgage Loan Annual Debt Service.	0.01x
159	UW NCF DSCR	Quotient of (i) UW NCF and (ii) Mortgage Loan Annual Debt Service.	0.01x
160	Underwritten NOI Debt Yield	Quotient of (i) UW NOI and (ii) Mortgage Loan Original Balance.	0.1%
161	Underwritten NCF Debt Yield	Quotient of (i) UW NCF and (ii) Mortgage Loan Original Balance.	0.1%
162	Total Debt NOI DSCR	Quotient of (i) UW NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.	0.01x
163	Total Debt NCF DSCR	Quotient of (i) UW NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.	0.01x
164	Total Debt NOI DY	Quotient of (i) UW NOI and (ii) Total Original Debt Balance (Pari+ B-note + Mezz).	0.1%
165	Total Debt NCF DY	Quotient of (i) UW NCF and (ii) Total Original Debt Balance (Pari+ B-note + Mezz).	0.1%

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us

MFTII 2019-B3B4 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-B3B4	Exhibit B

Recalculated Attributes

#	Specified Attribute	Recalculation	Tolerance Levels
166	Total Debt CUT_OFF_LTV	Quotient of (i) Total Cut-off Debt Balance (Pari + B-note + Mezz) and (ii) Appraised Value.	0.1%
167	Total Debt MAT_LTV	Quotient of (i) Total Debt Maturity Balance (Pari + B-note + Mezz) and (ii) Appraised Value.	0.1%
168	Total Debt Per Unit	Quotient of (i) Total Original Debt Balance (Pari + B-note + Mezz) and (ii) Total SF/Units.	$1.00

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005 T: (202) 414-1000, www.pwc.com/us